Schedule of Minimum Future Rental Payments (Details)	Dec. 31, 2024 USD ($)
Subsequent Events [Abstract]
2024	$ 36,692
Total minimum lease payments	36,692
Less: Amount represented interest	(438)
Present value of minimum lease payments and guaranteed residual value	$ 36,254